Schedule of Investments (unaudited)	iShares® MSCI China ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
AECC Aero-Engine Control Co. Ltd., Class A	74,800	$286,825
AECC Aviation Power Co. Ltd., Class A	622,476	4,045,403
AVIC Electromechanical Systems Co. Ltd., Class A	991,000	1,568,627
AviChina Industry & Technology Co. Ltd., Class H(a)	9,981,000	4,711,084
Kuang-Chi Technologies Co. Ltd., Class A(b)	544,600	1,367,396
		11,979,335
Air Freight & Logistics — 0.7%
SF Holding Co. Ltd., Class A	1,089,283	8,286,323
YTO Express Group Co. Ltd., Class A	778,000	2,151,892
Yunda Holding Co. Ltd., Class A	778,557	1,366,575
ZTO Express Cayman Inc., ADR	1,541,193	38,637,709
		50,442,499
Airlines — 0.2%
Air China Ltd., Class A(b)	1,556,014	2,324,435
Air China Ltd., Class H(a)(b)	6,246,000	5,027,308
China Eastern Airlines Corp. Ltd., Class A(b)	3,112,096	2,374,937
China Southern Airlines Co. Ltd., Class A(b)	3,034,234	3,222,421
China Southern Airlines Co. Ltd., Class H(b)	6,246,000	3,730,064
		16,679,165
Auto Components — 0.4%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	77,895	1,467,361
Fuyao Glass Industry Group Co. Ltd., Class A	389,098	2,062,789
Fuyao Glass Industry Group Co. Ltd., Class H(c)	2,178,400	9,659,229
Huayu Automotive Systems Co. Ltd., Class A	855,872	2,261,145
Huizhou Desay Sv Automotive Co. Ltd., Class A	156,100	2,472,872
Minth Group Ltd.	3,112,000	8,469,868
Ningbo Tuopu Group Co. Ltd., Class A	233,400	2,265,822
Sailun Group Co. Ltd., Class A	696,361	952,342
Shandong Linglong Tyre Co. Ltd., Class A	389,028	1,115,302
Shenzhen Kedali Industry Co. Ltd., Class A	77,800	1,073,475
		31,800,205
Automobiles — 4.1%
BYD Co. Ltd., Class A	403,969	15,323,780
BYD Co. Ltd., Class H	3,066,000	78,059,694
Chongqing Changan Automobile Co. Ltd., Class A	1,957,740	3,788,990
Dongfeng Motor Group Co. Ltd., Class H	8,474,000	4,773,892
Geely Automobile Holdings Ltd.	21,816,000	32,602,111
Great Wall Motor Co. Ltd., Class A	466,800	2,148,541
Great Wall Motor Co. Ltd., Class H	10,915,500	16,209,686
Guangzhou Automobile Group Co. Ltd., Class A	1,011,400	1,789,543
Guangzhou Automobile Group Co. Ltd., Class H	10,648,400	7,699,948
Li Auto Inc., ADR(b)	1,941,890	42,721,580
NIO Inc., ADR(a)(b)	5,021,517	64,174,987
SAIC Motor Corp. Ltd., Class A	2,022,804	4,385,724
XPeng Inc., ADR(b)	1,500,086	16,215,930
Yadea Group Holdings Ltd.(c)	4,668,000	8,856,092
		298,750,498
Banks — 9.7%
Agricultural Bank of China Ltd., Class A	18,905,400	7,735,531
Agricultural Bank of China Ltd., Class H	105,523,000	35,273,778
Bank of Beijing Co. Ltd., Class A	4,675,799	2,852,978
Bank of Chengdu Co. Ltd., Class A	1,089,293	2,386,640
Bank of China Ltd., Class A	7,935,600	3,553,045
Bank of China Ltd., Class H	290,212,000	102,850,773
Bank of Communications Co. Ltd., Class A	8,681,722	5,824,863
Bank of Communications Co. Ltd., Class H	31,154,200	17,652,012
Security	Shares	Value

Banks (continued)
Bank of Hangzhou Co. Ltd., Class A	1,633,828	$3,081,077
Bank of Jiangsu Co. Ltd., Class A	4,201,215	4,441,270
Bank of Nanjing Co. Ltd., Class A	2,773,804	4,087,526
Bank of Ningbo Co. Ltd., Class A	1,532,302	7,037,863
Bank of Shanghai Co. Ltd., Class A	3,890,010	3,303,033
China CITIC Bank Corp. Ltd., Class H	31,899,800	14,184,647
China Construction Bank Corp., Class A	1,913,514	1,520,992
China Construction Bank Corp., Class H	352,488,000	213,325,695
China Everbright Bank Co. Ltd., Class A	10,425,200	4,432,441
China Everbright Bank Co. Ltd., Class H	7,863,000	2,344,192
China Merchants Bank Co. Ltd., Class A	4,745,825	23,710,700
China Merchants Bank Co. Ltd., Class H	14,019,150	71,203,959
China Minsheng Banking Corp. Ltd., Class A	8,480,270	4,244,641
China Minsheng Banking Corp. Ltd., Class H	19,919,160	6,886,432
China Zheshang Bank Co. Ltd., Class A(b)	4,472,900	1,877,870
Chongqing Rural Commercial Bank Co. Ltd., Class A	748,000	384,273
Huaxia Bank Co. Ltd., Class A	3,890,061	2,901,309
Industrial & Commercial Bank of China Ltd., Class A	14,859,800	9,079,831
Industrial & Commercial Bank of China Ltd., Class H	204,773,000	102,631,909
Industrial Bank Co. Ltd., Class A	4,624,010	11,684,872
Ping An Bank Co. Ltd., Class A	4,441,055	8,287,379
Postal Savings Bank of China Co. Ltd., Class A	6,301,800	4,013,636
Postal Savings Bank of China Co. Ltd., Class H(a)(c)	28,030,000	16,951,803
Shanghai Pudong Development Bank Co. Ltd., Class A	6,924,224	7,109,690
Shanghai Rural Commercial Bank Co. Ltd.	592,600	497,026
		707,353,686
Beverages — 3.1%
Anhui Gujing Distillery Co. Ltd., Class A	88,596	3,019,643
Anhui Gujing Distillery Co. Ltd., Class B	467,180	6,838,786
Anhui Yingjia Distillery Co. Ltd., Class A	141,000	962,479
China Resources Beer Holdings Co. Ltd.	6,002,000	41,589,423
Chongqing Brewery Co. Ltd., Class A	155,600	2,455,326
Jiangsu King’s Luck Brewery JSC Ltd., Class A	311,203	1,866,277
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	311,276	6,316,554
JiuGui Liquor Co. Ltd., Class A	78,400	1,336,494
Kweichow Moutai Co. Ltd., Class A	279,655	63,885,589
Luzhou Laojiao Co. Ltd., Class A	331,700	8,886,501
Nongfu Spring Co. Ltd., Class H(a)(c)	6,531,400	38,120,444
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	268,016	1,396,170
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	233,686	8,542,553
Sichuan Swellfun Co. Ltd., Class A	99,752	890,713
Tsingtao Brewery Co. Ltd., Class A	155,663	2,254,264
Tsingtao Brewery Co. Ltd., Class H	2,216,000	20,977,837
Wuliangye Yibin Co. Ltd., Class A	859,077	19,374,979
		228,714,032
Biotechnology — 1.3%
3SBio Inc.(c)	5,356,000	5,681,711
BeiGene Ltd., ADR(b)	167,618	32,117,285
Beijing Tiantan Biological Products Corp. Ltd., Class A	374,326	1,185,370
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	105,475	2,449,394
BGI Genomics Co. Ltd., Class A	155,699	1,340,191
Bloomage Biotechnology Corp. Ltd.	68,688	1,065,992
Chongqing Zhifei Biological Products Co. Ltd., Class A	389,040	5,043,277
Hualan Biological Engineering Inc., Class A	430,872	1,260,564
Imeik Technology Development Co. Ltd., Class A	33,000	2,270,534
Innovent Biologics Inc.(b)(c)	3,646,500	14,725,746

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Legend Biotech Corp., ADR(b)	181,348	$9,341,235
Shanghai Junshi Biosciences Co. Ltd., Class A(b)	155,600	1,469,725
Shanghai RAAS Blood Products Co. Ltd., Class A	2,100,600	1,661,811
Shenzhen Kangtai Biological Products Co. Ltd., Class A	246,188	1,214,082
Walvax Biotechnology Co. Ltd., Class A	389,097	2,362,853
Zai Lab Ltd., ADR(a)(b)	324,426	12,509,867
		95,699,637
Building Products — 0.1%
Beijing New Building Materials PLC, Class A	466,870	1,757,280
China Lesso Group Holdings Ltd.	3,901,000	4,782,452
Guangdong Kinlong Hardware Products Co. Ltd., Class A	78,400	1,167,469
Zhuzhou Kibing Group Co. Ltd., Class A	622,400	880,591
		8,587,792
Capital Markets — 1.7%
Caitong Securities Co. Ltd., Class A	224,400	241,073
Changjiang Securities Co. Ltd., Class A	2,256,236	1,809,175
China Cinda Asset Management Co. Ltd., Class H	37,991,000	4,997,976
China Galaxy Securities Co. Ltd., Class A	1,109,800	1,568,768
China Galaxy Securities Co. Ltd., Class H	11,306,000	5,631,365
China International Capital Corp. Ltd., Class A	312,002	1,712,514
China International Capital Corp. Ltd., Class H(c)	5,120,400	9,658,416
China Merchants Securities Co. Ltd., Class A	1,789,468	3,443,908
CITIC Securities Co. Ltd., Class A	2,802,246	7,940,478
CITIC Securities Co. Ltd., Class H	7,060,800	14,218,594
CSC Financial Co. Ltd., Class A	1,089,299	3,825,115
Dongxing Securities Co. Ltd., Class A	1,089,211	1,283,824
East Money Information Co. Ltd., Class A	2,890,876	7,709,249
Everbright Securities Co. Ltd., Class A	933,699	2,151,900
First Capital Securities Co. Ltd., Class A	1,244,889	1,065,494
Founder Securities Co. Ltd., Class A	2,567,409	2,482,174
GF Securities Co. Ltd., Class A	1,509,999	3,470,509
GF Securities Co. Ltd., Class H	3,743,000	5,460,802
Guosen Securities Co. Ltd., Class A	1,867,233	2,431,644
Guotai Junan Securities Co. Ltd., Class A	2,075,359	4,139,134
Guoyuan Securities Co. Ltd., Class A	1,386,070	1,380,815
Haitong Securities Co. Ltd., Class A	2,411,859	3,072,909
Haitong Securities Co. Ltd., Class H	10,269,600	6,353,114
Hithink RoyalFlush Information Network Co. Ltd., Class A	109,587	1,584,477
Huatai Securities Co. Ltd., Class A	2,178,493	4,067,219
Huatai Securities Co. Ltd., Class H(c)	4,369,800	5,077,832
Huaxi Securities Co. Ltd., Class A	1,167,073	1,424,763
Industrial Securities Co. Ltd., Class A(b)	2,427,592	2,107,806
Orient Securities Co. Ltd., Class A	2,076,921	2,649,466
Sealand Securities Co. Ltd., Class A	2,411,837	1,201,803
Shanxi Securities Co. Ltd., Class A	1,297,431	1,032,546
Shenwan Hongyuan Group Co. Ltd., Class A	6,657,579	3,924,999
Sinolink Securities Co. Ltd., Class A	855,826	1,104,659
SooChow Securities Co. Ltd., Class A	1,593,435	1,572,766
Western Securities Co. Ltd., Class A	1,789,430	1,636,885
Zheshang Securities Co. Ltd., Class A	1,011,400	1,547,015
Zhongtai Securities Co. Ltd.	1,244,800	1,221,639
		126,202,825
Chemicals — 1.1%
CNGR Advanced Material Co. Ltd.	77,800	844,450
Do-Fluoride New Materials Co. Ltd., Class A	233,400	1,276,461
Dongyue Group Ltd.	6,717,000	7,520,504
Security	Shares	Value

Chemicals (continued)
Guangzhou Tinci Materials Technology Co. Ltd., Class A	467,600	$3,033,940
Hangzhou Oxygen Plant Group Co. Ltd., Class A	233,400	1,377,764
Hengli Petrochemical Co. Ltd., Class A	1,478,210	3,543,571
Hengyi Petrochemical Co. Ltd., Class A	1,400,476	1,435,140
Hoshine Silicon Industry Co. Ltd., Class A	155,600	1,997,877
Huafon Chemical Co. Ltd., Class A	1,365,000	1,414,623
Hubei Xingfa Chemicals Group Co. Ltd., Class A	311,200	1,365,399
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,542,170	1,522,761
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	933,600	1,087,930
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,013,100	1,928,348
Jiangsu Yangnong Chemical Co. Ltd., Class A	74,800	1,123,521
Kingfa Sci & Tech Co. Ltd., Class A	933,600	1,339,598
LB Group Co. Ltd., Class A	622,400	1,592,520
Ningbo Shanshan Co. Ltd.	677,791	1,874,491
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,675,700	3,168,390
Qinghai Salt Lake Industry Co. Ltd., Class A(b)	933,600	3,386,863
Rongsheng Petrochemical Co. Ltd., Class A	2,412,292	4,269,355
Satellite Chemical Co. Ltd., Class A	848,043	1,765,431
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	622,400	2,955,345
Shanghai Putailai New Energy Technology Co. Ltd., Class A	311,200	2,477,417
Shenzhen Capchem Technology Co. Ltd., Class A	204,720	1,172,335
Shenzhen Dynanonic Co. Ltd.	13,200	427,548
Shenzhen Senior Technology Co. Ltd., Class A	289,997	952,352
Sichuan Yahua Industrial Group Co. Ltd., Class A	149,600	580,443
Sinoma Science & Technology Co. Ltd., Class A	466,800	1,562,565
Skshu Paint Co. Ltd., Class A(b)	95,200	1,637,377
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	155,600	1,363,848
Tianqi Lithium Corp., Class A(b)	233,400	3,048,349
Tongkun Group Co. Ltd., Class A	700,264	1,412,458
Wanhua Chemical Group Co. Ltd., Class A	700,273	8,944,109
Weihai Guangwei Composites Co. Ltd., Class A	155,600	1,578,898
Yunnan Energy New Material Co. Ltd., Class A	206,404	3,689,375
Yunnan Yuntianhua Co. Ltd.(b)	233,400	707,532
Zangge Mining Co. Ltd.	233,400	1,031,171
Zhejiang Juhua Co. Ltd., Class A	233,400	561,046
Zhejiang Yongtai Technology Co. Ltd., Class A	233,400	865,364
		81,836,469
Commercial Services & Supplies — 0.1%
Beijing Originwater Technology Co. Ltd., Class A	1,556,061	1,133,509
China Everbright Environment Group Ltd.	13,226,148	6,119,694
Shanghai M&G Stationery Inc., Class A	233,400	1,587,811
Zhejiang Weiming Environment Protection Co. Ltd., Class A	74,800	216,551
		9,057,565
Communications Equipment — 0.3%
BYD Electronic International Co. Ltd.	2,340,500	7,802,473
Guangzhou Haige Communications Group Inc. Co., Class A	1,244,884	1,538,776
Hengtong Optic-Electric Co. Ltd., Class A	74,800	174,091
Yealink Network Technology Corp. Ltd., Class A	185,094	1,680,553
Zhongji Innolight Co. Ltd., Class A	233,477	959,802
ZTE Corp., Class A	885,064	3,114,428
ZTE Corp., Class H	2,800,840	6,136,013
		21,406,136

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 0.8%
China Communications Services Corp. Ltd., Class H	10,832,800	$3,734,412
China Conch Venture Holdings Ltd.	5,849,500	13,386,273
China Energy Engineering Corp. Ltd.	6,659,200	2,326,775
China National Chemical Engineering Co. Ltd., Class A	1,556,095	1,866,874
China Railway Group Ltd., Class A	3,892,098	3,262,068
China Railway Group Ltd., Class H	16,173,000	9,128,830
China State Construction Engineering Corp. Ltd., Class A	9,958,438	8,358,201
China State Construction International Holdings Ltd.	7,780,000	9,394,598
Metallurgical Corp. of China Ltd., Class A	5,523,800	2,623,185
Power Construction Corp. of China Ltd., Class A	3,967,897	4,332,544
Sichuan Road & Bridge Co. Ltd., Class A	1,011,400	1,686,908
		60,100,668
Construction Materials — 0.6%
Anhui Conch Cement Co. Ltd., Class A	1,120,991	4,567,870
Anhui Conch Cement Co. Ltd., Class H	4,279,000	15,585,566
China Jushi Co. Ltd., Class A	1,167,005	2,392,318
China National Building Material Co. Ltd., Class H	14,004,000	12,486,558
China Resources Cement Holdings Ltd.(a)	9,336,000	5,067,703
		40,100,015
Consumer Finance — 0.2%
360 DigiTech Inc.(a)	396,660	6,223,595
Lufax Holding Ltd., ADR	2,472,574	4,598,988
		10,822,583
Distributors — 0.0%
Wuchan Zhongda Group Co. Ltd., Class A	1,478,203	958,175

Diversified Consumer Services — 0.4%
Koolearn Technology Holding Ltd.(b)(c)	1,134,000	5,952,413
New Oriental Education & Technology Group Inc.(b)	5,601,690	16,093,027
TAL Education Group, ADR(b)	1,636,437	9,769,529
		31,814,969
Diversified Financial Services — 0.1%
AVIC Industry-Finance Holdings Co. Ltd., Class A	3,034,282	1,474,139
Far East Horizon Ltd.	6,680,000	5,083,311
		6,557,450
Diversified Telecommunication Services — 0.2%
China Tower Corp. Ltd., Class H(c)	160,304,000	17,337,283

Electrical Equipment — 1.2%
Beijing Easpring Material Technology Co. Ltd., Class A	115,000	1,012,174
Contemporary Amperex Technology Co. Ltd., Class A	541,622	30,078,163
Dongfang Electric Corp. Ltd., Class A	700,200	2,421,447
Eve Energy Co. Ltd., Class A	475,236	5,709,148
Fangda Carbon New Material Co. Ltd., Class A(b)	1,244,847	1,145,302
Ginlong Technologies Co. Ltd., Class A(b)	109,400	3,117,068
Gotion High-tech Co. Ltd., Class A	426,900	1,965,523
Hongfa Technology Co. Ltd., Class A	299,791	1,483,448
Jiangsu GoodWe Power Supply Technology Co. Ltd., NVS	8,393	409,535
Jiangsu Zhongtian Technology Co. Ltd., Class A	778,000	1,864,091
Jiangxi Special Electric Motor Co. Ltd., NVS(b)	74,800	215,808
Ming Yang Smart Energy Group Ltd., Class A	466,800	1,785,918
NARI Technology Co. Ltd., Class A	1,585,012	6,020,097
Ningbo Orient Wires & Cables Co. Ltd.	218,731	2,224,641
Ningbo Ronbay New Energy Technology Co. Ltd.	110,180	1,217,637
Pylon Technologies Co. Ltd., NVS	22,142	1,035,768
Shanghai Electric Group Co. Ltd., Class A(b)	2,878,600	1,737,549
Sungrow Power Supply Co. Ltd., Class A	334,600	5,564,071
Security	Shares	Value

Electrical Equipment (continued)
Sunwoda Electronic Co. Ltd., Class A	466,808	$1,635,558
Suzhou Maxwell Technologies Co. Ltd., Class A	35,592	2,184,926
TBEA Co. Ltd., Class A	1,011,457	3,119,750
Titan Wind Energy Suzhou Co. Ltd., Class A	389,000	789,380
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	702,320	1,158,668
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	3,569,720	3,868,971
Zhejiang Chint Electrics Co. Ltd., Class A	544,621	2,239,853
		84,004,494
Electronic Equipment, Instruments & Components — 1.3%
AAC Technologies Holdings Inc.(a)(b)	2,723,000	6,367,331
Avary Holding Shenzhen Co. Ltd., Class A	431,600	1,792,063
BOE Technology Group Co. Ltd., Class A	8,791,400	4,500,435
Chaozhou Three-Circle Group Co. Ltd., Class A	520,977	2,247,053
China Zhenhua Group Science & Technology Co. Ltd., Class A	133,700	2,182,150
Foxconn Industrial Internet Co. Ltd., Class A	2,100,686	2,742,215
GoerTek Inc., Class A	778,000	2,024,276
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	155,619	1,363,995
Kingboard Holdings Ltd.	2,343,000	7,756,378
Kingboard Laminates Holdings Ltd.	4,271,000	4,509,647
Lens Technology Co. Ltd., Class A	1,244,842	1,898,132
Lingyi iTech Guangdong Co., Class A(b)	2,100,813	1,478,798
Luxshare Precision Industry Co. Ltd., Class A	1,634,041	7,320,699
Maxscend Microelectronics Co. Ltd., Class A	124,852	2,064,487
Raytron Technology Co. Ltd., Class A	70,314	406,648
Shengyi Technology Co. Ltd., Class A	700,200	1,508,307
Shennan Circuits Co. Ltd., Class A	95,424	1,032,942
Sunny Optical Technology Group Co. Ltd.	2,646,300	31,503,824
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	389,000	1,443,670
Tianma Microelectronics Co. Ltd., Class A	933,636	1,222,133
Unisplendour Corp. Ltd., Class A	669,127	1,811,304
Westone Information Industry Inc., Class A	211,500	1,065,380
Wingtech Technology Co. Ltd., Class A	311,200	2,461,425
Wuhan Guide Infrared Co. Ltd., Class A	883,557	1,476,921
WUS Printed Circuit Kunshan Co. Ltd., Class A	855,818	1,559,705
Xiamen Faratronic Co. Ltd.	74,800	1,677,213
Zhejiang Dahua Technology Co. Ltd., Class A	859,000	1,461,852
Zhejiang Supcon Technology Co. Ltd.	57,179	737,859
		97,616,842
Energy Equipment & Services — 0.2%
China Oilfield Services Ltd., Class H	7,160,000	9,051,476
Offshore Oil Engineering Co. Ltd., Class A	1,201,198	980,102
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	233,492	1,045,130
		11,076,708
Entertainment — 2.2%
37 Interactive Entertainment Network Technology
Group Co. Ltd., Class A	622,400	1,585,481
Beijing Enlight Media Co. Ltd., Class A	812,100	960,224
Bilibili Inc.(a)(b)	659,765	11,394,639
China Ruyi Holdings Ltd.(a)(b)	17,952,000	4,007,571
iQIYI Inc., ADR(a)(b)	1,247,120	3,703,946
Kingsoft Corp. Ltd.	3,425,400	10,944,963
Mango Excellent Media Co. Ltd., Class A	466,880	1,684,593
NetEase Inc.	7,244,460	104,744,975
Perfect World Co. Ltd., Class A	565,000	1,107,050

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Tencent Music Entertainment Group, ADR(a)(b)	2,602,628	$18,244,422
Zhejiang Century Huatong Group Co. Ltd., Class A(b)	2,178,498	1,226,333
		159,604,197
Food & Staples Retailing — 0.1%
DaShenLin Pharmaceutical Group Co. Ltd., Class A	261,889	1,580,137
Yifeng Pharmacy Chain Co. Ltd., Class A	243,380	2,259,614
		3,839,751
Food Products — 2.1%
Angel Yeast Co. Ltd., Class A	233,411	1,451,268
Anjoy Foods Group Co. Ltd., Class A	78,400	1,764,524
Beijing Dabeinong Technology Group Co. Ltd., Class A(b)	1,244,800	1,650,008
China Feihe Ltd.(c)	11,700,000	9,568,323
China Mengniu Dairy Co. Ltd.	11,234,000	50,526,892
Chongqing Fuling Zhacai Group Co. Ltd., Class A	233,423	844,043
Dali Foods Group Co. Ltd.(a)(c)	9,217,500	4,360,334
Foshan Haitian Flavouring & Food Co. Ltd., Class A	847,129	8,480,127
Guangdong Haid Group Co. Ltd., Class A	423,097	3,403,737
Henan Shuanghui Investment & Development Co. Ltd., Class A	785,708	2,832,656
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,400,423	5,748,443
Juewei Food Co. Ltd., Class A	147,085	1,202,277
Muyuan Foods Co. Ltd., Class A	1,222,868	8,372,134
New Hope Liuhe Co. Ltd., Class A(b)	1,167,099	2,263,831
Tingyi Cayman Islands Holding Corp.	7,780,000	12,724,551
Tongwei Co. Ltd., Class A	1,089,299	6,745,305
Uni-President China Holdings Ltd.	6,208,000	5,449,125
Want Want China Holdings Ltd.(a)	17,117,000	11,619,075
Wens Foodstuffs Group Co. Ltd., Class A	1,556,016	3,982,069
Yihai International Holding Ltd.	1,753,000	5,515,571
Yihai Kerry Arawana Holdings Co. Ltd., Class A	285,977	1,685,950
		150,190,243
Gas Utilities — 1.2%
Beijing Enterprises Holdings Ltd.	1,945,000	6,185,929
China Gas Holdings Ltd.	10,439,600	13,360,826
China Resources Gas Group Ltd.	3,357,800	11,922,322
ENN Energy Holdings Ltd.	2,958,600	41,926,478
ENN Natural Gas Co. Ltd., Class A	517,800	1,369,395
Kunlun Energy Co. Ltd.	14,026,000	10,882,008
		85,646,958
Health Care Equipment & Supplies — 0.5%
Jafron Biomedical Co. Ltd., Class A	233,420	1,059,185
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	330,300	1,740,170
Lepu Medical Technology Beijing Co. Ltd., Class A	447,351	1,446,153
Microport Scientific Corp.(a)(b)	2,395,300	5,756,160
Ovctek China Inc., Class A	190,640	864,857
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	9,211,600	13,502,207
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	266,395	12,396,734
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	74,800	521,847
		37,287,313
Health Care Providers & Services — 0.6%
Aier Eye Hospital Group Co. Ltd., Class A	1,617,083	6,284,236
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	544,695	2,278,689
Security	Shares	Value

Health Care Providers & Services (continued)
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	111,994	$1,092,034
Huadong Medicine Co. Ltd., Class A	466,880	2,746,966
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	1,244,800	7,978,223
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(b)	1,089,225	829,389
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	521,597	1,437,271
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,034,200	5,059,502
Sinopharm Group Co. Ltd., Class H	4,983,600	11,823,145
Topchoice Medical Corp., Class A(b)	77,800	1,405,057
		40,934,512
Hotels, Restaurants & Leisure — 2.9%
H World Group Ltd., ADR	718,112	27,489,327
Haichang Ocean Park Holdings Ltd.(b)(c)	5,846,000	2,417,450
Haidilao International Holding Ltd.(a)(b)(c)	3,890,000	9,752,241
Jiumaojiu International Holdings Ltd.(a)(c)	3,112,000	7,990,930
Shanghai Jinjiang International Hotels Co. Ltd., Class A	155,600	1,234,298
Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,256,238	1,887,131
Songcheng Performance Development Co. Ltd., Class A	778,077	1,591,245
Tongcheng Travel Holdings Ltd.(a)(b)	4,602,000	10,020,011
Trip.com Group Ltd., ADR(a)(b)	2,012,016	64,283,911
Yum China Holdings Inc.(a)	1,540,721	84,924,541
		211,591,085
Household Durables — 0.6%
Beijing Roborock Technology Co. Ltd., Class A	12,208	450,962
Ecovacs Robotics Co. Ltd., Class A	156,000	1,603,651
Gree Electric Appliances Inc. of Zhuhai, Class A	598,529	2,757,107
Haier Smart Home Co. Ltd., Class A	1,633,846	5,747,880
Haier Smart Home Co. Ltd., Class H	8,246,800	27,446,634
Jason Furniture Hangzhou Co. Ltd., Class A	299,550	1,534,154
Oppein Home Group Inc., Class A	155,620	2,417,035
TCL Technology Group Corp., Class A	3,656,600	2,106,421
Zhejiang Supor Co. Ltd., Class A	233,496	1,529,212
		45,593,056
Household Products — 0.1%
Vinda International Holdings Ltd.	1,556,000	4,050,807

Independent Power and Renewable Electricity Producers — 1.3%
CECEP Solar Energy Co. Ltd., Class A	700,200	748,921
CECEP Wind Power Corp, Class A	1,438,800	832,214
CGN Power Co. Ltd., Class H(c)	36,637,000	8,915,414
China Longyuan Power Group Corp. Ltd., Class H	12,696,000	15,658,062
China National Nuclear Power Co. Ltd., Class A	4,279,076	3,809,781
China Power International Development Ltd.	20,559,000	7,998,187
China Resources Power Holdings Co. Ltd.	7,780,000	14,502,860
China Three Gorges Renewables Group Co. Ltd., Class A	6,426,026	5,315,087
China Yangtze Power Co. Ltd., Class A	5,293,641	15,971,178
GD Power Development Co. Ltd., Class A(b)	3,734,400	2,411,673
Huadian Power International Corp. Ltd., Class A	748,000	626,301
Huaneng Power International Inc., Class A(b)	1,633,800	1,809,244
Huaneng Power International Inc., Class H(a)(b)	15,252,000	7,091,952
SDIC Power Holdings Co. Ltd., Class A	1,789,496	2,802,277
Shenzhen Energy Group Co. Ltd., Class A	1,011,480	887,766
Sichuan Chuantou Energy Co. Ltd., Class A	1,203,562	2,043,719
		91,424,636

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 0.4%
China Baoan Group Co. Ltd., Class A	700,200	$1,315,916
CITIC Ltd.	21,795,000	22,343,542
Fosun International Ltd.(a)	8,744,500	6,684,889
		30,344,347
Insurance — 3.9%
China Life Insurance Co. Ltd., Class A	778,005	4,012,122
China Life Insurance Co. Ltd., Class H	26,513,000	40,643,185
China Pacific Insurance Group Co. Ltd., Class A	1,633,847	5,681,307
China Pacific Insurance Group Co. Ltd., Class H	9,195,200	20,942,207
China Taiping Insurance Holdings Co. Ltd.	4,538,124	4,644,767
New China Life Insurance Co. Ltd., Class A	581,276	2,374,602
New China Life Insurance Co. Ltd., Class H	2,779,600	6,524,690
People’s Insurance Co. Group of China Ltd. (The), Class A	740,800	569,810
People’s Insurance Co. Group of China Ltd. (The), Class H	31,909,000	10,768,456
PICC Property & Casualty Co. Ltd., Class H	24,918,462	25,245,074
Ping An Insurance Group Co. of China Ltd., Class A	2,489,643	16,006,413
Ping An Insurance Group Co. of China Ltd., Class H	23,351,000	144,169,136
ZhongAn Online P&C Insurance Co. Ltd., Class H(b)(c)	2,544,300	6,664,660
		288,246,429
Interactive Media & Services — 14.5%
Autohome Inc., ADR	274,930	8,220,409
Baidu Inc.(b)	8,169,856	110,257,212
JOYY Inc., ADR	166,049	5,057,853
Kanzhun Ltd., ADR(a)(b)	661,269	12,445,083
Kuaishou Technology(b)(c)	6,440,600	48,525,380
Tencent Holdings Ltd.	22,952,800	867,989,825
Weibo Corp., ADR(b)	256,499	4,088,594
		1,056,584,356
Internet & Direct Marketing Retail — 19.0%
Alibaba Group Holding Ltd.(b)	54,344,068	591,434,828
Alibaba Health Information Technology Ltd.(b)	16,808,000	14,188,494
JD Health International Inc.(a)(b)(c)	4,110,050	36,927,162
JD.com Inc., Class A	7,909,896	225,809,894
Meituan, Class B(b)(c)	16,171,300	348,605,536
Pinduoduo Inc., ADR(a)(b)	1,856,007	152,266,814
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,773,600	4,508,564
Vipshop Holdings Ltd., ADR(b)	1,542,312	17,196,779
		1,390,938,071
IT Services — 0.3%
Chinasoft International Ltd.	10,584,000	9,144,866
DHC Software Co. Ltd., Class A	1,400,428	1,191,432
GDS Holdings Ltd., Class A(b)	3,163,620	6,066,956
TravelSky Technology Ltd., Class H	3,112,000	6,322,903
		22,726,157
Life Sciences Tools & Services — 1.8%
Genscript Biotech Corp.(b)	4,668,000	12,090,572
Hangzhou Tigermed Consulting Co. Ltd., Class A	77,837	993,689
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	486,700	4,660,407
Pharmaron Beijing Co. Ltd., Class A	234,150	2,168,271
Pharmaron Beijing Co. Ltd., Class H(c)	732,100	4,235,779
WuXi AppTec Co. Ltd., Class A	640,117	7,197,951
WuXi AppTec Co. Ltd., Class H(c)	1,244,881	12,552,609
Wuxi Biologics Cayman Inc., New(b)(c)	13,226,000	86,679,643
		130,578,921
Machinery — 1.0%
China CSSC Holdings Ltd., Class A	1,244,800	4,455,838
Security	Shares	Value

Machinery (continued)
CRRC Corp. Ltd., Class A	5,286,010	$4,037,916
CRRC Corp. Ltd., Class H	13,928,000	5,740,830
Haitian International Holdings Ltd.	2,334,000	6,084,258
Jiangsu Hengli Hydraulic Co. Ltd., Class A	328,956	3,087,372
Ningbo Deye Technology Co. Ltd., NVS	47,400	2,457,973
North Industries Group Red Arrow Co. Ltd., Class A	389,000	1,194,476
Sany Heavy Equipment International Holdings Co. Ltd.	6,052,000	6,477,500
Sany Heavy Industry Co. Ltd., Class A	1,990,593	4,519,858
Shenzhen Inovance Technology Co. Ltd., Class A	622,430	6,274,008
Weichai Power Co. Ltd., Class A	1,478,268	2,270,897
Weichai Power Co. Ltd., Class H	7,013,000	9,330,869
Wuxi Shangji Automation Co. Ltd., Class A	104,040	1,740,882
XCMG Construction Machinery Co. Ltd., Class A	2,432,999	1,831,566
Zhejiang Dingli Machinery Co. Ltd., Class A	172,909	1,250,559
Zhuzhou CRRC Times Electric Co. Ltd., NVS	149,600	1,181,480
Zhuzhou CRRC Times Electric Co. Ltd.	2,104,200	9,776,612
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,867,216	1,556,566
		73,269,460
Marine — 0.4%
COSCO SHIPPING Holdings Co. Ltd., Class A	2,928,670	5,302,888
COSCO SHIPPING Holdings Co. Ltd., Class H	11,686,600	12,781,582
Orient Overseas International Ltd.	500,000	9,500,665
		27,585,135
Media — 0.1%
China Literature Ltd.(b)(c)	1,402,600	5,120,954
Focus Media Information Technology Co. Ltd., Class A	3,656,638	3,144,474
		8,265,428
Metals & Mining — 1.9%
Aluminum Corp. of China Ltd., Class A	3,112,000	1,992,375
Aluminum Corp. of China Ltd., Class H	15,560,000	6,654,495
Baoshan Iron & Steel Co. Ltd., Class A	5,576,493	4,481,631
Chengtun Mining Group Co. Ltd., Class A	1,089,200	948,227
China Hongqiao Group Ltd.	8,963,000	8,470,613
China Minmetals Rare Earth Co. Ltd., Class A(b)	283,350	1,329,709
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	933,600	3,490,865
CMOC Group Ltd., Class A	4,901,400	3,265,007
CMOC Group Ltd., Class H(a)	12,888,000	6,037,774
Ganfeng Lithium Co. Ltd., Class H(a)(c)	1,511,400	13,374,356
Ganfeng Lithium Group Co. Ltd., Class A	356,541	4,172,737
GEM Co. Ltd., Class A	1,400,400	1,636,308
Henan Shenhuo Coal & Power Co. Ltd.	74,800	178,124
Hunan Valin Steel Co. Ltd., Class A	1,675,700	1,153,019
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	11,436,692	3,248,323
Jiangxi Copper Co. Ltd., Class A	442,600	1,103,380
Jiangxi Copper Co. Ltd., Class H	4,668,000	6,832,781
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(b)	748,000	574,286
Shandong Gold Mining Co. Ltd., Class A	778,091	2,269,028
Shandong Gold Mining Co. Ltd., Class H(a)(c)	3,006,000	5,919,438
Shandong Nanshan Aluminum Co. Ltd., Class A	4,356,800	2,179,649
Shanxi Meijin Energy Co. Ltd., Class A	1,167,206	1,646,293
Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,789,400	1,153,817
Shenghe Resources Holding Co. Ltd., Class A	390,158	813,864
Sinomine Resource Group Co. Ltd., Class A	74,800	825,762
Tianshan Aluminum Group Co. Ltd., Class A	1,089,200	1,116,765
Tongling Nonferrous Metals Group Co. Ltd., Class A	4,434,600	1,868,480

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Western Superconducting Technologies Co. Ltd., Class A	94,256	$1,318,511
Yintai Gold Co. Ltd., Class A	299,200	607,194
YongXing Special Materials Technology Co. Ltd., Class A	77,800	1,178,269
Yunnan Aluminium Co. Ltd., Class A	1,089,200	1,670,594
Yunnan Tin Co. Ltd., Class A	622,400	1,208,107
Zhaojin Mining Industry Co. Ltd., Class H(a)(b)	4,528,500	5,063,395
Zhejiang Huayou Cobalt Co. Ltd., Class A	348,876	3,129,165
Zijin Mining Group Co. Ltd., Class A	5,121,717	7,230,631
Zijin Mining Group Co. Ltd., Class H	21,056,000	27,946,880
		136,089,852
Oil, Gas & Consumable Fuels — 2.5%
China Coal Energy Co. Ltd., Class H	7,626,000	7,090,552
China Merchants Energy Shipping Co. Ltd., Class A	805,000	753,172
China Petroleum & Chemical Corp., Class A	7,546,888	4,861,486
China Petroleum & Chemical Corp., Class H	93,049,000	43,927,867
China Shenhua Energy Co. Ltd., Class A	1,391,886	6,080,347
China Shenhua Energy Co. Ltd., Class H	12,842,500	39,804,711
China Suntien Green Energy Corp. Ltd., Class H	50,000	20,851
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(b)	518,700	1,132,145
Guanghui Energy Co. Ltd., Class A	1,545,745	2,355,220
Inner Mongolia Yitai Coal Co. Ltd., Class B	4,174,000	6,193,999
PetroChina Co. Ltd., Class A	4,946,892	3,697,655
PetroChina Co. Ltd., Class H	77,822,000	35,411,478
Shaanxi Coal Industry Co. Ltd., Class A	2,334,088	6,720,372
Shan Xi Hua Yang Group New Energy Co. Ltd.	74,800	179,292
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,089,200	2,060,872
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	855,800	2,332,248
Yankuang Energy Group Co. Ltd., Class A	466,803	2,707,291
Yankuang Energy Group Co. Ltd., Class H	5,866,000	19,696,259
		185,025,817
Paper & Forest Products — 0.1%
Chengxin Lithium Group Co. Ltd., Class A	233,400	1,424,921
Nine Dragons Paper Holdings Ltd.	6,224,000	4,973,958
		6,398,879
Personal Products — 0.2%
By-health Co. Ltd., Class A	466,800	1,326,532
Hengan International Group Co. Ltd.	2,334,000	10,758,443
Yunnan Botanee Bio-Technology Group Co. Ltd.	77,879	1,414,303
		13,499,278
Pharmaceuticals — 1.9%
Apeloa Pharmaceutical Co. Ltd., Class A	233,400	687,627
Asymchem Laboratories Tianjin Co. Ltd., Class A	52,220	1,013,532
Beijing Tongrentang Co. Ltd., Class A	302,466	2,124,987
Betta Pharmaceuticals Co. Ltd., Class A	111,998	810,598
Changchun High & New Technology Industry Group Inc., Class A	87,696	2,115,552
China Medical System Holdings Ltd.	4,679,000	6,853,050
China Resources Pharmaceutical Group Ltd.(c)	5,694,000	4,665,450
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	233,417	1,961,691
China Traditional Chinese Medicine Holdings Co. Ltd.	10,956,000	5,493,146
CSPC Pharmaceutical Group Ltd.	32,698,400	42,125,889
Dong-E-E-Jiao Co. Ltd., Class A	233,779	1,296,675
Hansoh Pharmaceutical Group Co. Ltd.(c)	4,668,000	8,861,679
Humanwell Healthcare Group Co. Ltd., Class A	389,300	1,247,047
Security	Shares	Value

Pharmaceuticals (continued)
Hutchmed China Ltd., ADR(b)	9,972	$120,960
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,478,280	8,404,079
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	658,962	1,143,779
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	355,055	887,725
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	544,684	2,898,773
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,572,000	5,254,052
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	287,431	1,428,679
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	415,542	2,675,486
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	466,865	1,571,262
Sino Biopharmaceutical Ltd.	37,346,000	22,108,347
Yunnan Baiyao Group Co. Ltd., Class A	416,342	3,359,210
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	155,709	5,673,191
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	387,499	1,116,339
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	218,800	1,232,389
Zhejiang NHU Co. Ltd., Class A	933,631	2,628,763
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	115,706	837,649
		140,597,606
Real Estate Management & Development — 3.7%
C&D International Investment Group Ltd.	2,268,000	5,319,425
China Evergrande Group(a)(b)(d)	11,096,000	1,525,365
China Jinmao Holdings Group Ltd.	19,704,000	4,667,156
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,256,233	4,927,577
China Overseas Land & Investment Ltd.	14,009,500	38,281,316
China Overseas Property Holdings Ltd.	4,600,000	5,128,124
China Resources Land Ltd.	11,982,665	55,658,456
China Resources Mixc Lifestyle Services Ltd.(c)	2,456,600	11,729,372
China Vanke Co. Ltd., Class A	2,316,628	6,194,099
China Vanke Co. Ltd., Class H	5,765,631	11,966,979
Country Garden Holdings Co. Ltd.(a)	34,105,727	13,338,809
Country Garden Services Holdings Co. Ltd.(a)	7,487,000	18,721,032
Gemdale Corp., Class A	1,323,697	2,199,630
Greentown China Holdings Ltd.	3,501,000	6,017,387
Greentown Service Group Co. Ltd.	6,224,000	4,298,538
Hopson Development Holdings Ltd.	275,910	314,274
KE Holdings Inc., ADR(b)	2,438,674	41,262,364
Longfor Group Holdings Ltd.(a)(c)	6,618,500	20,165,148
Poly Developments and Holdings Group Co. Ltd., Class A	2,800,875	6,616,490
Seazen Holdings Co. Ltd., Class A(b)	544,664	1,780,721
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	4,951,578	3,980,841
Shimao Group Holdings Ltd.(a)(b)(d)	3,294,500	765,420
Sunac China Holdings Ltd.(a)(b)(d)	9,076,000	1,874,355
Yuexiu Property Co. Ltd.	5,457,600	6,926,741
		273,659,619
Road & Rail — 0.1%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	9,540,251	6,711,888
Daqin Railway Co. Ltd., Class A	3,318,100	3,233,235
		9,945,123
Semiconductors & Semiconductor Equipment — 1.9%
3peak Inc.	14,455	638,679
Advanced Micro-Fabrication Equipment Inc., Class A(b)	155,788	2,209,081

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Amlogic Shanghai Co. Ltd.(b)	70,265	$757,707
China Resources Microelectronics Ltd.	226,628	1,724,604
Daqo New Energy Corp., ADR(b)	222,585	12,667,312
Flat Glass Group Co. Ltd., Class A	389,000	1,957,749
Flat Glass Group Co. Ltd., Class H	1,556,000	4,081,315
GCL System Integration Technology Co. Ltd., Class A(b)	1,711,645	791,764
GCL-Poly Energy Holdings Ltd.(b)	73,684,000	23,017,554
GigaDevice Semiconductor Inc., Class A	165,687	2,394,222
Hangzhou Chang Chuan Technology Co. Ltd.	21,800	178,386
Hangzhou First Applied Material Co. Ltd., Class A	324,240	2,778,664
Hangzhou Lion Electronics Co. Ltd.	140,180	932,755
Hangzhou Silan Microelectronics Co. Ltd., Class A	311,200	1,632,238
Hua Hong Semiconductor Ltd.(b)(c)	1,837,000	6,480,019
Ingenic Semiconductor Co. Ltd., Class A	156,000	1,772,507
JA Solar Technology Co. Ltd., Class A	544,640	4,563,620
JCET Group Co. Ltd., Class A	466,900	1,673,030
LONGi Green Energy Technology Co. Ltd., Class A	1,724,523	11,340,163
Montage Technology Co. Ltd., Class A	237,601	2,291,955
National Silicon Industry Group Co. Ltd., Class A(b)	545,029	1,503,306
NAURA Technology Group Co. Ltd., Class A	100,200	3,231,411
SG Micro Corp., Class A	65,100	1,651,819
Shanghai Fudan Microelectronics Group Co. Ltd.	57,088	617,104
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	748,000	3,490,561
Shenzhen SC New Energy Technology Corp., Class A	77,800	1,439,438
StarPower Semiconductor Ltd., Class A	22,000	1,067,943
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	700,298	4,183,567
Tianshui Huatian Technology Co. Ltd., Class A	855,829	1,080,740
TongFu Microelectronics Co. Ltd., Class A(b)	428,296	1,066,717
Trina Solar Co. Ltd.	490,645	4,539,933
Unigroup Guoxin Microelectronics Co. Ltd., Class A	235,339	4,428,625
Will Semiconductor Co. Ltd. Shanghai, Class A	248,145	2,897,192
Xinyi Solar Holdings Ltd.	18,672,000	21,909,314
Yangzhou Yangjie Electronic Technology Co. Ltd.	74,800	601,037
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	365,893	3,386,408
		140,978,439
Software — 0.6%
360 Security Technology Inc., Class A	1,867,200	1,836,953
Beijing Kingsoft Office Software Inc., Class A	83,052	3,026,886
Beijing Shiji Information Technology Co. Ltd., Class A	441,745	933,244
China National Software & Service Co. Ltd., Class A	39,000	358,095
Hundsun Technologies Inc., Class A	459,640	2,629,034
Iflytek Co. Ltd., Class A	504,462	2,330,681
Kingdee International Software Group Co. Ltd.(a)(b)	9,336,000	15,754,686
NavInfo Co. Ltd., Class A	933,618	1,578,766
Sangfor Technologies Inc., Class A	89,200	1,435,904
Shanghai Baosight Software Co. Ltd., Class A	355,034	1,994,672
Shanghai Baosight Software Co. Ltd., Class B	1,711,655	5,167,009
Thunder Software Technology Co. Ltd., Class A	155,600	2,563,574
Yonyou Network Technology Co. Ltd., Class A	855,812	2,806,230
		42,415,734
Specialty Retail — 0.8%
China Meidong Auto Holdings Ltd.	1,930,000	3,673,464
China Tourism Group Duty Free Corp. Ltd.(b)(c)	226,800	5,696,895
China Tourism Group Duty Free Corp. Ltd., Class A	466,824	13,279,986
Chow Tai Fook Jewellery Group Ltd.	6,987,200	12,219,404
Security	Shares	Value

Specialty Retail (continued)
Pop Mart International Group Ltd.(a)(c)	2,121,200	$4,823,168
Topsports International Holdings Ltd.(c)	7,732,000	4,965,031
Zhongsheng Group Holdings Ltd.	2,334,000	12,040,670
		56,698,618
Technology Hardware, Storage & Peripherals — 1.4%
China Greatwall Technology Group Co. Ltd., Class A	778,000	1,330,691
Inspur Electronic Information Industry Co. Ltd., Class A	403,216	1,284,937
Lenovo Group Ltd.(a)	26,474,000	22,610,008
Ninestar Corp., Class A	365,226	2,812,418
Shenzhen Transsion Holding Co. Ltd., Class A	112,263	1,244,992
Xiaomi Corp., Class B(b)(c)	55,975,000	75,843,780
		105,126,826
Textiles, Apparel & Luxury Goods — 2.2%
ANTA Sports Products Ltd.	4,479,400	53,238,728
Bosideng International Holdings Ltd.	12,448,000	6,202,392
Li Ning Co. Ltd.	8,679,500	69,752,774
Shenzhou International Group Holdings Ltd.	2,960,400	26,726,817
Xtep International Holdings Ltd.	4,914,000	5,648,320
		161,569,031
Tobacco — 0.1%
Smoore International Holdings Ltd.(a)(c)	6,242,000	9,778,528

Trading Companies & Distributors — 0.1%
Beijing United Information Technology Co. Ltd., Class A	133,150	1,957,995
BOC Aviation Ltd.(c)	779,100	6,169,240
COSCO SHIPPING Development Co. Ltd., Class A	1,478,200	552,564
Xiamen C & D Inc., Class A	602,788	1,339,829
		10,019,628
Transportation Infrastructure — 0.5%
Beijing Capital International Airport Co. Ltd., Class H(b)	9,276,000	6,017,870
China Merchants Port Holdings Co. Ltd.	4,690,000	6,845,666
COSCO SHIPPING Ports Ltd.(a)	5,954,000	4,520,705
Jiangsu Expressway Co. Ltd., Class H	5,908,000	5,322,381
Shanghai International Airport Co. Ltd., Class A(b)	311,499	2,475,575
Shanghai International Port Group Co. Ltd., Class A	3,423,277	2,658,036
Shenzhen International Holdings Ltd.	4,668,000	4,324,549
Zhejiang Expressway Co. Ltd., Class H	5,916,000	4,417,835
		36,582,617
Water Utilities — 0.2%
Beijing Enterprises Water Group Ltd.	17,078,000	4,560,760
Guangdong Investment Ltd.	10,892,000	10,043,168
		14,603,928
Wireless Telecommunication Services — 0.1%
China United Network Communications Ltd., Class A	5,587,727	3,509,445

Total Common Stocks — 99.3%
(Cost: $8,546,470,580)		7,254,098,861

Rights

Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd.	82,699	—

Total Rights — 0.0%
(Cost: $0)		—

Total Long-Term Investments — 99.3%
(Cost: $8,546,470,580)		7,254,098,861

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(e)(f)(g)	216,100,869	$216,122,479
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	15,200,000	15,200,000

Total Short-Term Securities — 3.2%
(Cost: $231,219,837)		231,322,479

Total Investments — 102.5%
(Cost: $8,777,690,417)		7,485,421,340

Liabilities in Excess of Other Assets — (2.5)%		(179,988,296)

Net Assets — 100.0%		$7,305,433,044

(a)	All or a portion of this security is on loan. (b) Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$211,036,965	$5,142,515	(a)	$—	$(17,017)	$(39,984)	$216,122,479	216,100,869	$532,948	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,230,000	7,970,000	(a)	—	—	—	15,200,000	15,200,000	39,912		—
					$(17,017)	$(39,984)	$231,322,479		$572,860		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	961	12/16/22	$22,606	$1,402,143

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$732,390,804	$6,517,542,917	$4,165,140	$7,254,098,861
Rights	—	—	—	—
Money Market Funds	231,322,479	—	—	231,322,479
	$963,713,283	$6,517,542,917	$4,165,140	$7,485,421,340
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$1,402,143	$—	$1,402,143

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares